Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Loans Payable [Abstract]
Schedule of outstanding convertible promissory notes
Issuance Date	Original Principal	Additional Principal	Total Principal	Maturity Date	Warrants	`
1/16/2018	$1,000	$-	1,000	1/16/2019	1,851,851	8.0% interest
8/17/2016	3,000	-	3,000	8/17/2019	17,647,056	8.0% interest
6/29/2016	50	2	52	5/25/2019	89,286	14% interest - 12% cash, 2% added to principal
6/13/2016	200	20	220	5/25/2019	357,143	14% interest - 12% cash, 2% added to principal
6/13/2016	250	15	265	5/25/2019	446,429	14% interest - 12% cash, 2% added to principal
5/3/2016	500	20	520	5/25/2019	892,857	14% interest - 12% cash, 2% added to principal
12/28/2015	150	7	157	5/25/2019	267,857	14% interest - 12% cash, 2% added to principal
12/28/2015	500	23	523	5/25/2019	892,857	14% interest - 12% cash, 2% added to principal
12/28/2015	600	28	628	5/25/2019	1,071,429	14% interest - 12% cash, 2% added to principal
10/26/2015	300	15	315	5/25/2019	535,714	14% interest - 12% cash, 2% added to principal
10/15/2015	150	7	157	5/25/2019	267,857	14% interest - 12% cash, 2% added to principal
10/15/2015	500	25	525	5/25/2019	892,857	14% interest - 12% cash, 2% added to principal
6/23/2015	400	23	423	5/25/2019	640,000	14% interest - 12% cash, 2% added to principal
6/23/2015	119	34	153	5/25/2019	935,210	Refinanced May 20, 2015 debt, 14% interest*
5/20/2015	465		465	5/25/2019	762,295	14% interest - 12% cash, 2% added to principal
	$8,184	$219	$8,403		27,550,698
Debt discount			(1,837)
Total debt	$8,184		$6,566

* 12% cash, 2% added to principal

Issuance Date	Original Principal	Additional Principal	Total Principal	Maturity Date	Warrants
8/17/2016	3,000	-	3,000	8/17/2019	17,647,056	8.0% interest
6/29/2016	50	2	52	4/10/2019	89,286	14% interest*
6/13/2016	200	19	219	4/10/2019	357,143	14% interest*
6/13/2016	250	14	264	4/10/2019	446,429	14% interest*
5/3/2016	500	17	517	4/10/2019	892,857	14% interest*
12/28/2015	150	6	156	4/10/2019	267,857	14% interest*
12/28/2015	500	20	520	4/10/2019	892,857	14% interest*
12/28/2015	600	24	624	4/10/2019	1,071,429	14% interest*
10/26/2015	300	13	313	4/10/2019	535,714	14% interest*
10/15/2015	150	7	157	4/10/2019	267,857	14% interest*
10/15/2015	500	23	523	4/10/2019	892,857	14% interest*
6/23/2015	400	21	421	4/10/2019	640,000	14% interest*
6/23/2015	119	31	150	4/10/2019	935,210	Refinanced May 20, 2015 debt, 14% interest *
5/20/2015	465	-	465	4/10/2019	762,295	14% cash interest
	$7,184	$197	$7,381		25,698,847
Debt discount			(1,916)
Total debt	$7,184		$5,465

* 12% cash, 2% added to principal